Equity (Details Textual) - USD ($)			1 Months Ended					12 Months Ended
	Feb. 08, 2019	Jul. 03, 2018	May 24, 2019	Dec. 31, 2018	Sep. 18, 2018	Nov. 21, 2017	Dec. 21, 2012	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Equity (Textual)
Common stock, shares authorized								150,000,000	150,000,000
Common stock, shares issued								26,180,314	12,660,314
Common stock, shares outstanding								26,180,314	12,660,314
Value of services total amount								$ 123,000	$ 872,000	$ 2,418,688
Fair value of warrants								(1,088,443)	(205,785)	$ (531,099)
IPO warrants [Member]
Equity (Textual)
Warrants to purchase ordinary shares							4,500,000
Warrants exercise price per share							$ 0.75
Public warrants to shareholder							4,000,000
Public warrant, description							The public warrants may be redeemed by the Company at a price of $0.01 per public warrant in whole but not in part upon 30 days prior written notice after the public warrants become exercisable, only in the event that the last sale price of the ordinary shares is at least $15.00 per share for any 20 trading days within a 30 trading days period ending on the third business day prior to the date on which notice of redemption is given.
Aggregate purchase price							$ 3,375,000
Private Placement [Member]
Equity (Textual)
Fair value of warrants								204,325	$ 312,962
Placement Agent Warrants [Member]
Equity (Textual)
Fair value of warrants			$ 246,718					137,243
Incremental issuance costs			$ 490,667
Registered direct offering warrants [Member]
Equity (Textual)
Warrants to purchase ordinary shares			1,809,420
Warrants issuance of period			5 years
Warrants exercise price per share			$ 1.86
Fair value of warrants			$ 1,961,411					$ 1,091,080
Class A warrants [Member] | IPO warrants [Member]
Equity (Textual)
Public warrant, description							Each class A share will be entitled to one public warrant. Each public warrant entitles the holders to purchase from the Company one ordinary shares at an exercise price of $10.00 commencing on the later.
Securities purchase agreement [Member]
Equity (Textual)
Issuance of shares	525,000			7,500,000	2,500,000
Sale of stock ordinary shares			2,845,000	7,500,000	2,500,000
Sale of stock par value per share				$ 0.0001	$ 0.0001
Purchase price per share				$ 0.55	$ 0.55
Proceeds of value			$ 4,600,000	$ 4,125,000	$ 1,375,000
Warrants to purchase ordinary shares			1,809,420
Warrants issuance of period			5 years
Warrants exercise price per share			$ 1.86
Long Yi [Member]
Equity (Textual)
Issuance of shares		100,000
Value of services total amount		$ 123,000
Wenyuan Zhang [Member]
Equity (Textual)
Issuance of shares		50,000
Value of services total amount		$ 123,000
Private placement warrants [Member]
Equity (Textual)
Issuance of shares						1,798,635
Warrants issuance of period						5 years
Warrants exercise price per share						$ 1.31
Private warrants to shareholder						359,727
Common Stock [Member]
Equity (Textual)
Common stock, shares authorized								100,000,000
Common stock, shares issued				12,660,314
Common stock, shares outstanding				12,660,314
Warrant [Member]
Equity (Textual)
Warrants outstanding								2,396,747	359,727	8,500,000	8,500,000